Income Taxes (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Unrecognized deferred tax assets	$ 45,180
Taiwan operations [Member] | Expiration year 2019~2023 [Member]
Deductible amount	95,334
Unrecognized deferred tax assets	$ 19,067
Expiration year	2019~2023
Others [Member] | Expiration year 2024~2028 [Member]
Deductible amount	$ 106,216
Unrecognized deferred tax assets	$ 21,243
Expiration year	2024~2028
Hong Kong operations [Member]
Deductible amount	$ 1,810
Unrecognized deferred tax assets	$ 149
Expiration year	Indefinitely
US operations [Member]
Deductible amount	$ 10,666
Unrecognized deferred tax assets	$ 2,832
Expiration year	2025~2038
Israel operations [Member]
Deductible amount	$ 8,214
Unrecognized deferred tax assets	$ 1,889
Expiration year	Indefinitely